Mineral Stream Interests (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Detailed Information About Termination Of Mineral Stream Interests [Line Items]
Schedule of Mineral Stream Interests

	Six Months Ended June 30, 2023

	Cost				Accumulated Depletion & Impairment 1

(in thousands)	Balance Jan 1, 2023	Additions	Disposal	Balance Jun 30, 2023	Balance Jan 1, 2023	Depletion	Balance Jun 30, 2023	Carrying Amount Jun 30, 2023

Gold interests

Salobo	$3,059,876	$-	$-	$3,059,876	$(676,614)	$(27,093)	$(703,707)	$2,356,169

Sudbury 2	623,864	-	-	623,864	(340,448)	(9,368)	(349,816)	274,048

Constancia	140,058	-	-	140,058	(44,475)	(5,114)	(49,589)	90,469

San Dimas	220,429	-	-	220,429	(64,564)	(5,711)	(70,275)	150,154

Stillwater 3	239,352	-	-	239,352	(23,500)	(2,189)	(25,689)	213,663

Other 4	545,391	84,925	(41,373)	588,943	(51,248)	(498)	(51,746)	537,197

	$4,828,970	$84,925	$(41,373)	$4,872,522	$(1,200,849)	$(49,973)	$(1,250,822)	$3,621,700

Silver interests

Peñasquito	$524,626	$-	$-	524,626	$(230,952)	$(13,802)	$(244,754)	$279,872

Antamina	900,343	-	-	900,343	(354,975)	(12,540)	(367,515)	532,828

Constancia	302,948	-	-	302,948	(110,001)	(6,495)	(116,496)	186,452

Other 5	1,018,199	35,288	-	1,053,487	(565,103)	(5,812)	(570,915)	482,572

	$2,746,116	$35,288	$-	$2,781,404	$(1,261,031)	$(38,649)	$(1,299,680)	$1,481,724

Palladium interests

Stillwater 3	$263,721	$-	$-	$263,721	$(36,909)	$(2,713)	$(39,622)	$224,099

Platinum interests

Marathon	$9,428	$20	$-	$9,448	$-	$-	$-	$9,448

Cobalt interests

Voisey’s Bay 6	$393,422	$-	$-	$393,422	$(35,849)	$(3,378)	$(39,227)	$354,195

	$8,241,657	$120,233	$(41,373)	$8,320,517	$(2,534,638)	$(94,713)	$(2,629,351)	$5,691,166

1)	Includes cumulative impairment charges to June 30, 2023 as follows: Pascua-Lama silver interest - $338 million; and Sudbury gold interest - $120 million.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, Curipamba and Cangrejos gold interests.
5)	Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater and Curipamba silver interests.
6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

	Year Ended December 31, 2022

	Cost				Accumulated Depletion & Impairment 1					Carrying Amount Dec 31, 2022
(in thousands)	Balance Jan 1, 2022	Additions (Reductions)	Disposal	Balance Dec 31, 2022	Balance Jan 1, 2022	Depletion	Disposal	Impairment (Charge) Reversal	Balance Dec 31, 2022

Gold interests

Salobo	$3,059,876	$-	$-	$3,059,876	$(621,937)	$(54,677)	$-	$-	$(676,614)	$2,383,262

Sudbury 2	623,864	-	-	623,864	(316,695)	(23,753)	-	-	(340,448)	283,416

Constancia	140,058	-	-	140,058	(36,269)	(8,206)	-	-	(44,475)	95,583

San Dimas	220,429	-	-	220,429	(53,706)	(10,858)	-	-	(64,564)	155,865

Stillwater 3	239,352	-	-	239,352	(19,567)	(3,933)	-	-	(23,500)	215,852

Other 4	761,334	138,515	(354,458)	545,391	(396,542)	(1,252)	348,265	(1,719)	(51,248)	494,143

	$5,044,913	$138,515	$(354,458)	$4,828,970	$(1,444,716)	$(102,679)	$348,265	$(1,719)	$(1,200,849)	$3,628,121

Silver interests

Peñasquito	$524,626	$-	$-	$524,626	$(202,608)	$(28,344)	$-	$-	$(230,952)	$293,674

Antamina	900,343	-	-	900,343	(320,291)	(34,684)	-	-	(354,975)	545,368

Constancia	302,948	-	-	302,948	(97,064)	(12,937)	-	-	(110,001)	192,947

Other 5	1,438,974	4,519	(425,294)	1,018,199	(845,779)	(36,640)	306,986	10,330	(565,103)	453,096

	$3,166,891	$4,519	$(425,294)	$2,746,116	$(1,465,742)	$(112,605)	$306,986	$10,330	$(1,261,031)	$1,485,085

Palladium interests

Stillwater 3	$263,721	$-	$-	$263,721	$(30,891)	$(6,018)	$-	$-	$(36,909)	$226,812

Platinum interests

Marathon	$-	$9,428	$-	$9,428	$-	$-	$-	$-	$-	$9,428

Cobalt interests

Voisey’s Bay 6	$393,422	$-	$-	$393,422	$(21,801)	$(14,048)	$-	$-	$(35,849)	$357,573

	$8,868,947	$152,462	$(779,752)	$8,241,657	$(2,963,150)	$(235,350)	$655,251	$8,611	$(2,534,638)	$5,707,019

1)	Includes cumulative impairment charges to December 31, 2022 as follows: Pascua-Lama silver interest - $338 million; and Sudbury gold interest - $120 million.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex, 777, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose and Curipamba gold interests.As the 777 mine has been permanently closed, the 777 PMPA has been reflected as a disposition, with the carrying value transferred to a long-term receivable.

5)
Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, 777, Marmato, Cozamin, Blackwater and Curipamba silver interests. The Keno Hill PMPA and the Yauliyacu PMPA were terminated on September 7, 2022 and December 14, 2022, respectively. As the 777 mine has been permanently closed, the 777 PMPA has been reflected as a disposition, with the carrying value transferred to a long-term receivable.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

Classification of Mining Interest Between Depletable and Non-depletable

	June 30, 2023			December 31, 2022

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests

Salobo	$1,978,470	$377,699	$2,356,169	$1,990,789	$392,473	$2,383,262

Sudbury 1	249,685	24,363	274,048	239,002	44,414	283,416

Constancia	84,962	5,507	90,469	89,097	6,486	95,583

San Dimas	45,748	104,406	150,154	51,459	104,406	155,865

Stillwater 2	188,862	24,801	213,663	191,051	24,801	215,852

Other 3	18,749	518,448	537,197	19,248	474,895	494,143

	$2,566,476	$1,055,224	$3,621,700	$2,580,646	$1,047,475	$3,628,121

Silver interests

Peñasquito	$206,167	$73,705	$279,872	$219,969	$73,705	$293,674

Antamina	185,811	347,017	532,828	198,294	347,074	545,368

Constancia	176,397	10,055	186,452	182,171	10,776	192,947

Other 4	136,996	345,576	482,572	139,424	313,672	453,096

	$705,371	$776,353	$1,481,724	$739,858	$745,227	$1,485,085

Palladium interests

Stillwater 2	$215,391	$8,708	$224,099	$218,104	$8,708	$226,812

Platinum interests

Marathon	$-	$9,448	$9,448	$-	$9,428	$9,428

Cobalt interests

Voisey’s Bay	$324,833	$29,362	$354,195	$316,749	$40,824	$357,573

	$3,812,071	$1,879,095	$5,691,166	$3,855,357	$1,851,662	$5,707,019

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)	Comprised of the Minto, Copper World Complex, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose, Curipamba and Cangrejos gold interests.
4)	Comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex, Marmato, Cozamin, Blackwater and Curipamba silver interests.

Goose PMPA [Member]
Disclosure Of Detailed Information About Termination Of Mineral Stream Interests [Line Items]
Disclosure of Detailed Information about Partial Termination of Goose Precious Metals Purchase Agreement

(in thousands)

Proceeds received on 33% buyback of Goose	$46,400

Less: 33% carrying value	(41,373)

Gain on partial disposal of the Goose PMPA	$5,027